Commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 Power Transformers business German subsidiary USD ($)	Sep. 30, 2012 Power Transformers business German subsidiary EUR (€)	Dec. 31, 2013 Cables Business USD ($)	Dec. 31, 2013 Cables Business BRL	Dec. 31, 2013 Contingencies for regulatory, compliance and legal matters USD ($)	Dec. 31, 2012 Contingencies for regulatory, compliance and legal matters USD ($)
Contingencies - Environmental
Impact of environmental obligations on income(loss) from discontinued operations, net of tax	$ 41
Cash expenditures related to environmental		149
Other provisions	37		33
Other non-current liabilities	116		73
Total environmental provisions	153		106
Contingencies - Regulatory, Compliance and Legal
Settlements by the Company with DoJ and SEC regarding their investigations into suspect payments				58
Litigation settlement amount					11.0	8.7	1.0	1.5
Accrued loss contingency related to regulatory compliance and legal contingencies									$ 245	$ 211